Schedule of Summary Of Operating Lease Asset (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases
Carrying amount, beginning of year		¥ 12,692
Additions		27,255
Amortization	$ (2,182)	(15,263)	¥ (17,460)	¥ (16,903)
Sub-total		24,684
Less: impairment losses	(159)	(1,112)
Carrying amount, end of year	3,371	23,572	12,692
Impairment loss	$ 159	¥ 1,112